Analysis of changes in financing during the year - subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subordinated liabilities
Subordinated liabilities, beginning of period	£ 7,295
Issue of subordinated liabilities	507
Redemption of subordinated liabilities	(936)		£ (387)
Net cash flows from financing activities	(1,129)	£ 1,055	151
Subordinated liabilities, end of period	5,755	7,295
Subordinated Liabilities
Subordinated liabilities
Subordinated liabilities, beginning of period	7,295	7,016	7,436
Issue of subordinated liabilities	507
Redemption of subordinated liabilities	(936)		(387)
Redemption of preference shares	(178)
Net cash flows from financing activities	(607)		(387)
Currency translation and other adjustments	(933)	279	(33)
Subordinated liabilities, end of period	5,755	7,295	7,016
Bank
Subordinated liabilities
Subordinated liabilities, beginning of period	5,890
Redemption of subordinated liabilities			(387)
Net cash flows from financing activities	(184)	1,063	158
Subordinated liabilities, end of period	5,640	5,890
Bank | Subordinated Liabilities
Subordinated liabilities
Subordinated liabilities, beginning of period	5,890	5,741	6,122
Net cash flows from financing activities		(178)	(387)
Currency translation and other adjustments	(72)	149	6
Subordinated liabilities, end of period	£ 5,640	£ 5,890	£ 5,741